Related Parties Transactions - Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits (including base and variable cash remuneration)	$ 3,388	$ 4,181
Post-employment benefits	272	186
Share-based payments	4,038	8,485
Total	$ 7,698	$ 12,852